Subsequent Events - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2025 shares $ / shares	Dec. 31, 2024 $ / shares
Statement [line items]
Exercise price		$ 18
Fourth stock option plan [Member]
Statement [line items]
Number of options granted | shares	2,569,000
Exercise price	$ 10.7